CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 36,538	$ 40,955
Short-term deposits		78,000	18,000
Marketable securities		1,108
Trade receivables		9,916	7,576
Inventories		84,106	70,230
Prepaid expenses and other current assets		14,144	9,172
Total current assets		223,812	145,933
LONG-TERM ASSETS:
Marketable securities		50,507
Property, plant and equipment, net		9,245	9,468
Deferred tax asset, net		3,924	2,334
Intangible assets, net		36,001	26,800
Goodwill		64,904	16,237
Operating lease right-of-use assets		13,557	13,278
Other assets		2,956	2,358
Total long-term assets		181,094	70,475
Total assets		404,906	216,408
CURRENT LIABILITIES:
Trade payables		56,185	44,807
Other accounts payable and accrued expenses		49,325	37,792
Short-term debt and current maturities of long-term debt			3,917
Operating lease liabilities, current		3,802	3,890
Total current liabilities		109,312	90,406
LONG-TERM LIABILITIES:
Operating lease liabilities, non-current		8,712	8,076
Digital securities liability		0	648
Other long-term liabilities		3,775	6,298
Total liabilities		121,799	105,428
Redeemable A shares of NIS 0.001 par value each - Authorized: zero and 2,000,000 shares at December 31, 2023 and 2022 respectively; Issued and outstanding: zero and 983,861 shares at December 31, 2023 and 2022, respectively (**)	[1]		12,275
SHAREHOLDERS' EQUITY: (**)
Additional paid-in capital	[1]	178,910	53,707
Accumulated other comprehensive income	[1]	2,402	1,738
Retained earnings	[1]	101,778	43,244
Total shareholders' equity	[1]	283,107	98,705
Total liabilities and shareholders' equity		404,906	216,408
Class A ordinary shares
SHAREHOLDERS' EQUITY: (**)
Ordinary shares, value outstanding	[1]	14	12
Class B ordinary shares
SHAREHOLDERS' EQUITY: (**)
Ordinary shares, value outstanding	[1]	$ 3	$ 4

[1]	Issued and outstanding share information is adjusted for the share split effected by way of issuance of bonus shares (Note 13).